CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred revenue- current	$ 102,461	$ 103,871
Accrued expenses and other current liabilities	32,473	35,275
Income taxes payable	9,064	9,383
Deferred income-current	550	347
Deferred revenue-noncurrent	23,687	29,983
Deferred income-noncurrent		260
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	469,647,160	469,647,160
Ordinary shares, shares issued	135,520,084	144,243,870
Ordinary shares, shares outstanding	124,655,742	133,610,982
Treasury stock, at cost (in shares)	9,366,032	9,366,032
Consolidated VIE
Deferred revenue- current	102,461	103,871
Accrued expenses and other current liabilities	30,605	29,993
Income taxes payable	8,632	8,675
Deferred income-current	0	0
Deferred revenue-noncurrent	23,687	29,983
Deferred income-noncurrent	$ 0	$ 0